Property and equipment	12 Months Ended
Mar. 31, 2020
Property and equipment
12. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Land and premises	Rs.	18,836.5	Rs.	19,567.6	US$	259.5
Software and systems		29,855.2		33,433.9		443.5
Equipment and furniture		73,601.8		82,179.1		1,090.1

Property and equipment, at cost		122,293.5		135,180.6		1,793.1
Less: Accumulated depreciation		79,105.7		86,852.9		1,152.1

Property and equipment, net	Rs.	43,187.8	Rs.	48,327.7	US$	641.0

Depreciation and amortization charged for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was Rs. 9,678.9 million, Rs. 12,247.8 million and Rs. 12,800.3 million (US$ 169.8 million), respectively.